Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in other provisions [abstract]
Balance at the beginning	$ 200	$ 442
Additional provision recognized (reversed)	37	(242)
Balance at the end	237	200
Warranty provision
Reconciliation of changes in other provisions [abstract]
Balance at the beginning	73	241
Additional provision recognized (reversed)	11	(168)
Balance at the end	84	73
Sales returns & allowances provision
Reconciliation of changes in other provisions [abstract]
Balance at the beginning	127	175
Additional provision recognized (reversed)	(68)	(48)
Balance at the end	59	127
Stock rotation provision
Reconciliation of changes in other provisions [abstract]
Balance at the beginning	0	26
Additional provision recognized (reversed)	94	(26)
Balance at the end	$ 94	$ 0